Marketable Securities (Schedule of amortized cost and estimated fair value of marketable securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Amortized Cost, Due within one year	$ 78,767	$ 30,738
Amortized Cost, Due after one through five years	181,664	87,008
Amortized Cost, Total marketable securities	260,431	117,746
Fair Value, Due within one year	78,862	30,813
Fair Value, Due after one through five years	182,941	87,115
Fair Value, Total marketable securities	$ 261,803	$ 117,928